Document and Entity Information	0 Months Ended
Jul. 08, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 8, 2013
Registrant Name	Allianz Funds Multi-Strategy Trust
Central Index Key	0001423227
Amendment Flag	false
Document Creation Date	Jul 8, 2013
Document Effective Date	Jul 8, 2013
Prospectus Date	Apr 1, 2013
Retail Classes Prospectus | AllianzGI Retirement Income Fund | A
Risk/Return:
Trading Symbol	AGRAX
Retail Classes Prospectus | AllianzGI Retirement Income Fund | C
Risk/Return:
Trading Symbol	ARTCX
Retail Classes Prospectus | AllianzGI Retirement Income Fund | R
Risk/Return:
Trading Symbol	ASRRX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | P
Risk/Return:
Trading Symbol	AGRPX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | D
Risk/Return:
Trading Symbol	ARTDX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | R6
Risk/Return:
Trading Symbol	AVRIX
Institutional Classes Prospectus | AllianzGI Retirement Income Fund | Administrative
Risk/Return:
Trading Symbol	ARAMX

Retail Classes Prospectus | AllianzGI Retirement Income Fund
AllianzGI Retirement Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 8, 2013 to the

Statutory Prospectuses for Administrative Class and Class A, Class C, Class D, Class P, Class R and Class R6 of

Allianz Funds Multi-Strategy Trust, dated April 1, 2013, (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement Income Fund (the “Fund”)

Within the Fund Summary for the Fund, the second to last sentence in the subsection entitled "Principal Investment Strategies" is replaced with the following:
These decisions will normally be within the allocation ranges of 15% to 40% for return-generating assets and 60% to 85% for defensive assets. Please retain this Supplement for future reference.

Label	Element	Value
Retail Classes Prospectus | AllianzGI Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 8, 2013 to the

Statutory Prospectuses for Administrative Class and Class A, Class C, Class D, Class P, Class R and Class R6 of

Allianz Funds Multi-Strategy Trust, dated April 1, 2013, (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement Income Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Retirement Income Fund
Strategy [Heading]	rr_StrategyHeading	Within the Fund Summary for the Fund, the second to last sentence in the subsection entitled "Principal Investment Strategies" is replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	These decisions will normally be within the allocation ranges of 15% to 40% for return-generating assets and 60% to 85% for defensive assets. Please retain this Supplement for future reference.

Institutional Classes Prospectus | AllianzGI Retirement Income Fund
AllianzGI Retirement Income Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 8, 2013 to the

Statutory Prospectuses for Administrative Class and Class A, Class C, Class D, Class P, Class R and Class R6 of

Allianz Funds Multi-Strategy Trust, dated April 1, 2013, (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement Income Fund (the “Fund”)

Within the Fund Summary for the Fund, the second to last sentence in the subsection entitled "Principal Investment Strategies" is replaced with the following:
These decisions will normally be within the allocation ranges of 15% to 40% for return-generating assets and 60% to 85% for defensive assets. Please retain this Supplement for future reference.

Label	Element	Value
Institutional Classes Prospectus | AllianzGI Retirement Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated July 8, 2013 to the

Statutory Prospectuses for Administrative Class and Class A, Class C, Class D, Class P, Class R and Class R6 of

Allianz Funds Multi-Strategy Trust, dated April 1, 2013, (as supplemented thereafter)

Disclosure Relating to AllianzGI Retirement Income Fund (the “Fund”)

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Retirement Income Fund
Strategy [Heading]	rr_StrategyHeading	Within the Fund Summary for the Fund, the second to last sentence in the subsection entitled "Principal Investment Strategies" is replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	These decisions will normally be within the allocation ranges of 15% to 40% for return-generating assets and 60% to 85% for defensive assets. Please retain this Supplement for future reference.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2013